Ordinary share (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shares outstanding
	2019	2018

Shares issued	3,260,559	2,229,609
Less: shares under treasury stock	(167,700)	(167,700)
	3,092,859	2,061,909